Capital and reserves, Allotted called up and fully paid (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 96,756	£ 88,305
Ordinary Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	96,177	87,726
Deferred Shares [Member]
Allotted, Called Up and Fully Paid [Abstract]
Number of shares allotted, called up and fully paid	£ 579	£ 579